EARNING PER SHARE (Tables)	6 Months Ended
Dec. 31, 2023
EARNING PER SHARE
Schedule of earnings per share

	Three -month period ended		Six-month period ended
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Numerator
(Loss) profit for the period (basic EPS)	108,449	(8,156,746)	(4,483,185)	(7,658,449)
(Loss) profit for the period (diluted EPS)	108,449	(8,156,746)	(4,483,185)	(7,658,449)
Denominator
Weighted average number of shares (basic EPS)	62,839,961	61,657,343	62,839,961	61,657,343
Weighted average number of shares (diluted EPS)	63,877,692	61,657,343	62,839,961	61,657,343

Basic (loss) profit attributable to ordinary equity holders of the parent	0.0017	(0.1323)	(0.0713)	(0.1242)
Diluted (loss) profit attributable to ordinary equity holders of the parent	0.0017	(0.1323)	(0.0713)	(0.1242)